Share-based payment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share-based Payment [Abstract]
Disclosure of detailed information about stock awards programs, share based payments [text block]
Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table and explanations:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net loss / profit
Year of issuance	beginning	in the year	forfeited	exercised	year end	2018	2017	2016
2018	-	200,000	-	-	200,000	1,662	-	-
2016	1,587,996	-	(5,570)	-	1,582,426	866	865	445
2014	-	-	-	-	-	-	838	821
2012	-	-	-	-	-	-	-	855
Subtotal	1,587,996	200,000	(5,570)	-	1,782,426	2,528	1,703	2,121
Shares granted to Non-Executive Directors	-	33,145	-	(33,145)	-	450	454	400
VCP 2016	-	2,976,781	-	-	2,976,781	1,868	1,868	934
Executive Directors Bonus	-	104,439	-	-	104,439	600	-	(325)
Key Management Bonus	-	-	-	-	-	-	-	202
Stock awards for service contracts	-	-	-	-	-	-	50	35
	1,587,996	3,314,365	(5,570)	(33,145)	4,863,646	5,446	4,075	3,367